Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Common Stock Class A [Member] Common Stock [Member]
Beginning Balance at Feb. 02, 2013	$ 467,356			$ 463,698	$ 3,605	$ 53
Beginning Balance, shares at Feb. 02, 2013						53,203,140
Repurchase of common stock	(46,198)			(43,470)	(2,723)	$ (5)
Repurchase of common stock, shares						(4,999,625)
Stock-based compensation expense	3,440			3,440
Net income	19,541				19,541
Ending Balance at Feb. 01, 2014	444,139			423,668	20,423	$ 48
Ending Balance, shares at Feb. 01, 2014						48,203,515
Purchase of treasury stock	(29)		$ (29)
Purchase of treasury stock, shares			(2,875)
Dividend paid	(57,951)			(34,351)	(23,600)
Stock-based compensation expense	2,852			2,852
Net income	14,907				14,907
Ending Balance at Nov. 01, 2014	403,918		$ (29)	392,169	11,730	$ 48
Ending Balance, shares at Nov. 01, 2014			(2,875)			48,203,515
Beginning Balance at Feb. 01, 2014	444,139			423,668	20,423	$ 48
Beginning Balance, shares at Feb. 01, 2014						48,203,515
Purchase of treasury stock	(29)		$ (29)
Purchase of treasury stock, shares			(2,875)
Dividend paid	(57,951)			(34,351)	(23,600)
Stock-based compensation expense	3,761			3,761
Net income	26,915				26,915
Ending Balance at Jan. 31, 2015	416,835		$ (29)	393,078	23,738	$ 48
Ending Balance, shares at Jan. 31, 2015			(2,875)			48,203,515
Purchase of treasury stock	(57)		$ (57)
Purchase of treasury stock, shares			(5,750)
Proceeds from stock options exercised	$ 357	$ 1		356
Proceeds from stock options exercised, shares	54,300	49,700				4,600
Excess tax benefit related to exercises of stock options	$ 217			217
Conversion of Class A and Class B common stock to a single class of common stock		$ 48				$ (48)
Conversion of Class A and Class B common stock to a single class of common stock, shares		48,208,115				(48,208,115)
Proceeds from issuance of common stock, net of expenses	149,806	$ 10		149,796
Proceeds from issuance of common stock, net of expenses, shares		10,263,750
Dividend paid	(48,848)			(14,932)	(33,916)
Stock-based compensation expense	3,667			3,667
Net income	19,775				19,775
Ending Balance at Oct. 31, 2015	$ 541,752	$ 59	$ (86)	$ 532,182	$ 9,597
Ending Balance, shares at Oct. 31, 2015		58,521,565	(8,625)